Earnings Per Share	3 Months Ended
Mar. 31, 2026
Earnings per share [abstract]
Earnings Per Share

Note 6—Earnings Per Share

The following table reflects the earnings and share data used in the basic and diluted earnings per share calculations:

	Three Months Ended March 31,
(EUR’000, except per share data)	2026	2025
Earnings
Net profit/(loss) attributable to ordinary equity holders of the parent for the purposes of basic earnings per share	629,339	(94,626)

Number of shares
Weighted average number of ordinary shares for the purposes of basic earnings per share	61,681,886	60,018,550
Dilution effects from warrants and RSUs	2,840,062	—
Weighted average number of ordinary shares, diluted earnings per share	64,521,948	60,018,550

Basic earnings per share	€10.20	€(1.58)
Diluted earnings per share (1)	€9.75	€(1.58)

(1)
For the three months ended March 31, 2026 and 2025 outstanding warrants, restricted stock units and performance stock units can potentially dilute earnings per share. For the three months ended March 31, 2026, only a portion were dilutive, and for the three months ended March 31, 2025 none had a dilutive impact. Similarly, 575,000 convertible senior notes which can potentially be converted into 3,456,785 ordinary shares, can potentially dilute earnings per share in the future but have not been included in the calculation of diluted earnings per share because they are antidilutive for the periods presented. Refer to Note 8, “Share-based Payment” and Note 11, “Financial Assets and Liabilities,” for further information about the share-based incentive programs and convertible notes, respectively.